Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of June 30, 2026 and 2025, property and equipment, net consisted of the following:

	As of June 30,
	2026	2025
Electronic equipment	$570,540	$728,532
Leasehold improvements	214,913	188,042
Office equipment	63,998	89,855
	849,451	1,006,429
Less: Accumulated depreciation	(780,234)	(911,916)
Property and equipment, net	$69,217	$94,513